Other Payables and Other Liabilities	12 Months Ended
Dec. 31, 2021
Other Payables And Other Liabilities [Abstract]
Other Payables and other liabilities
26	Other payables and other liabilities

	As at December 31,
	2020 RMB’million	2021 RMB’million
Included in non-current liabilities
Government grants	2	2
Deferred income	66	30

	68	32

Included in current liabilities
Dividend payable	12	12
Accrued expenses (note i)	2,717	3,133
Advances from customers	68	85
Investment payables	74	28
Other tax liabilities	137	131
Present value of liability of puttable shares (Note ii)	539	—
Deferred income	34	34
Share repurchase payables	—	82
Other deposits	94	99
Others	206	228

	3,881	3,832

Notes:

(i)	Accrued expenses mainly comprise payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.

(ii)	Puttable ordinary shares
From January to March 2018, the Company allotted and issued 24,757,517 ordinary shares of the Company to certain investors for an aggregate consideration of US$123 million (equivalents to approximately RMB803 million). The consideration comprised cash proceeds of US$67 million (equivalents to approximately RMB437 million) and business cooperation arrangements, in form of contents cooperation, valued at approximately US$56 million (equivalents to approximately RMB365 million).
These shares rank pari passu in all respects with the shares in issue except that there is lock up period of 3 years on these shares and the holders have the right to sell their shares to the Company during the lock up period at a pre-determined
price (“Put Right”). This arrangement is accounted for as compound instrument under share-based compensation arrangement with a debt component, representing the holders’ right to demand payment by exercising the Put Right, which is accounted for as cash-settled share-based compensation and the residual is an equity component accounted for as equity-settled shared-based compensation.

Upon the issuance, the present value of the estimated outflows of cash in relation to the Put Right of approximately US$67 million (equivalent to approximately RMB437 million) was recognized as a liability and subsequently measured at fair value. The residual balance of approximately US$56 million (equivalent to approximately RMB365 million) is accounted for as an equity-settled share-based compensation and recognized in equity. In January 2021, the Put Right expired and a carrying amount of RMB535 million of the relevant liability was derecognized and reclassified to equity accordingly (Note 22).